Operating segments - Summary of depreciation and amortisation within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	$ 4,375	$ 4,794	$ 4,645
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	4,980	5,269	5,039
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,645	1,645	1,744
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,199	1,250	1,172
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,452	1,601	1,261
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	652	739	830
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	32	34	32
Other items [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	42	51	68
Depreciation and amortisation of equity accounted units [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	$ (647)	$ (526)	$ (462)